Cover	Oct. 28, 2022
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2022
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39119
Entity Tax Identification Number	84-2266022
Entity Address, Address Line One	113 Cherry Street, PMB 88154
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-2205
City Area Code	206
Local Phone Number	455-9504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001785592
Amendment Flag	false
Common Stock, $0.0001 Par Value
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $.0001
Trading Symbol	LFLY
Security Exchange Name	NASDAQ
Warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	LFLYW
Security Exchange Name	NASDAQ